Average Annual Total Returns - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Japan Smaller Companies Fund	Dec. 30, 2024
Fidelity Japan Smaller Companies Fund | Return Before Taxes
Average Annual Return:
Past 1 year	15.18%
Past 5 years	4.60%
Past 10 years	5.15%
Fidelity Japan Smaller Companies Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	14.35%
Past 5 years	3.55%
Past 10 years	4.28%
Fidelity Japan Smaller Companies Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.45%
Past 5 years	3.62%
Past 10 years	4.11%
RS033
Average Annual Return:
Past 1 year	17.73%
Past 5 years	5.00%
Past 10 years	5.46%
MS401
Average Annual Return:
Past 1 year	20.48%
Past 5 years	7.05%
Past 10 years	5.10%